Goodwill and Other Intangible Assets (Details) - Schedule of changes in the carrying amount of goodwill $ in Thousands	3 Months Ended
Sep. 26, 2021 USD ($)
Schedule of changes in the carrying amount of goodwill [Abstract]
Balance	$ 726,156
Balance	736,062
Goodwill resulting from acquisitions	10,042
Foreign currency translation adjustment	$ (136)